OPERATING REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Lease	$ 328,843
Non-lease	628,479
Total operating revenues	957,322	$ 742,266	$ 646,326
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	35,433
Non-lease	0
Total operating revenues	35,433	26,067	106,237
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	292,720
Non-lease	594,775
Total operating revenues	887,495	690,901	518,156
Finance lease interest income
Disaggregation of Revenue [Line Items]
Lease	690
Non-lease	0
Total operating revenues	690	1,293	1,748
Other income
Disaggregation of Revenue [Line Items]
Lease	0
Non-lease	33,704
Total operating revenues	$ 33,704	$ 24,005	$ 20,185